Long-Term Payables (Tables)	6 Months Ended
Jun. 30, 2024
Long-Term Payables [Abstract]
Schedule of Long-Term Payables
	As of
	June 30, 2024	December 31, 2023
	US$	US$
Payables for purchasing mining equipment	102,435	102,435